Loss on sale of vessels	3 Months Ended
Mar. 31, 2020
Loss on sale of vessels
Loss on sale of vessels

4.     Loss on sale of vessel

In February 2019, Ardmore agreed to terms for the sale of the Ardmore Seamaster. Effective February 1, 2019, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. Ardmore repaid the outstanding debt facility on the vessel in February 2019. The sales price for the vessel was $9.7 million, resulting in a net loss of $6.6 million when the vessel delivered to the buyer in February 2019.

The loss on the sale of vessel for the three months ended March 31, 2019 is calculated as follows:

Seamaster
Sales proceeds (1)	9,700,000
Net book value of vessel	(15,979,901)
Sales related costs	(289,862)
Net loss on sale of vessel	(6,569,763)

There was no sale of vessels in the three months ended March 31, 2020.

(1) Proceeds from sale of vessel per the condensed consolidated statement of cash flows is $17.6 million as this includes proceeds of $7.9 million related to the Ardmore Seatrader that was held for sale at 31 December 2018 and delivered to the buyer in January 2019.